Increase in inventory of finished goods - Summary of Increase in inventory of finished goods (Details) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Closing balance of inventories	₨ 5,784		₨ 1,875	$ 62	$ 20
Increase in inventory	(3,909)	$ (42)	(1,875)
Finished Goods
Disclosure of detailed information about property, plant and equipment [line items]
Closing balance of inventories	5,553		1,875	59	$ 20
Increase in inventory	(3,678)	(39)	₨ (1,875)
Emission Reduction Certificates
Disclosure of detailed information about property, plant and equipment [line items]
Closing balance of inventories	231			$ 2
Increase in inventory	₨ (231)	$ (2)